PROPERTY AND EQUIPMENT	12 Months Ended
Feb. 28, 2013
Notes to Financial Statements
Note 5. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at February 28, 2013 and February 29, 2012:

	2013	2012

Office equipment and software	$1,503,872	$1,489,258
Furniture and fixtures	86,789	119,642
Leasehold improvements	—	—
Property and equipment	1,590,661	1,608,900
Less: Accumulated depreciation	(1,507,924)	(1,316,408)
Property and equipment, net	$82,737	$292,492

Depreciation expense was $209,355, $294,011, and $325,487 for the years ended February 28, 2013, February 29, 2012, and February 28, 2011, respectively.